Amounts receivable (Details Narrative) - USD ($) $ in Thousands	Nov. 30, 2024	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
VAT expense		$ 600	$ 300
T R A [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 900	$ 3,600